Equity - Summary of Shares Held By Subsidiaries (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 TWD ($) shares
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	72,941	72,941	72,941
Shares Held By Subsidiaries, Value	$ 1,959,107	$ 63,981	$ 1,959,107
ASE [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	67,452	67,452	67,452
Shares Held By Subsidiaries, Value	$ 1,762,430	$ 57,558	$ 1,762,430
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	5,489	5,489	5,489
Shares Held By Subsidiaries, Value	$ 196,677	$ 6,423	$ 196,677
Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	9,847,103	321,591	6,849,208
Fair value [member] | ASE [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	9,106,036	297,389	6,333,754
Fair value [member] | ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 741,067	$ 24,202	$ 515,454